OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 704		$ 704		$ 694
Lease liabilities	1,288		1,288		1,243
Derivative liabilities	347		347		185
Deferred revenue	28		28		26
Provisions	11		11		12
Loans and notes payables	27		27		28
Total other non-current liabilities	2,405		2,405		$ 2,188
Interest expense on lease liabilities	$ 26	$ 20	$ 47	$ 41